Mortgage Loans on Real Estate (Summary By Debt Service Coverage and Loan to Value Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commercial Mortgage Loans
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 425,875	$ 592,095
Average LTV, year one, originated in current fiscal year	59.00%	54.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 592,468	$ 534,839
Average LTV, year two, originated in fiscal year before current fiscal year	53.00%	61.00%
Amortized cost, originated two years before current fiscal year	$ 486,339	$ 688,191
Average LTV, year three, originated two years before current fiscal year	58.00%	64.00%
Amortized cost, originated three years before current fiscal year	$ 591,076	$ 459,451
Average LTV, year four, originated three years before current fiscal year	61.00%	60.00%
Amortized cost, originated four years before current fiscal year	$ 416,132	$ 402,400
Average LTV, year five, originated four years before current fiscal year	57.00%	58.00%
Amortized cost, originated more than five years before current fiscal year	$ 1,042,668	$ 951,526
Average LTV, originated more than five years before current fiscal year	47.00%	47.00%
Mortgage loans, amortized cost	$ 3,554,558	$ 3,628,502
Total - Average LTV	54.00%	56.00%
Commercial Mortgage Loans | Debt Service Coverage Ratio: Greater Than or Equal to 1.5
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 249,328	$ 260,623
Average LTV, year one, originated in current fiscal year	63.00%	64.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 257,746	$ 454,828
Average LTV, year two, originated in fiscal year before current fiscal year	61.00%	60.00%
Amortized cost, originated two years before current fiscal year	$ 421,391	$ 464,059
Average LTV, year three, originated two years before current fiscal year	57.00%	61.00%
Amortized cost, originated three years before current fiscal year	$ 429,596	$ 344,170
Average LTV, year four, originated three years before current fiscal year	58.00%	58.00%
Amortized cost, originated four years before current fiscal year	$ 325,117	$ 246,854
Average LTV, year five, originated four years before current fiscal year	53.00%	52.00%
Amortized cost, originated more than five years before current fiscal year	$ 813,319	$ 758,494
Average LTV, originated more than five years before current fiscal year	44.00%	45.00%
Mortgage loans, amortized cost	$ 2,496,497	$ 2,529,028
Total - Average LTV	53.00%	55.00%
Commercial Mortgage Loans | Debt Service Coverage Ratio: Greater Than or Equal to 1.2 and Less Than 1.5
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 6,488	$ 12,836
Average LTV, year one, originated in current fiscal year	70.00%	67.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 123,038	$ 58,960
Average LTV, year two, originated in fiscal year before current fiscal year	55.00%	66.00%
Amortized cost, originated two years before current fiscal year	$ 46,804	$ 128,301
Average LTV, year three, originated two years before current fiscal year	58.00%	70.00%
Amortized cost, originated three years before current fiscal year	$ 115,977	$ 89,293
Average LTV, year four, originated three years before current fiscal year	66.00%	66.00%
Amortized cost, originated four years before current fiscal year	$ 67,642	$ 135,818
Average LTV, year five, originated four years before current fiscal year	67.00%	66.00%
Amortized cost, originated more than five years before current fiscal year	$ 145,703	$ 129,833
Average LTV, originated more than five years before current fiscal year	60.00%	57.00%
Mortgage loans, amortized cost	$ 505,652	$ 555,041
Total - Average LTV	62.00%	65.00%
Commercial Mortgage Loans | Debt Service Coverage Ratio: Greater Than or Equal to 1.0 and Less Than 1.2
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 170,059	$ 318,636
Average LTV, year one, originated in current fiscal year	52.00%	45.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 211,684	$ 17,762
Average LTV, year two, originated in fiscal year before current fiscal year	43.00%	82.00%
Amortized cost, originated two years before current fiscal year	$ 18,144	$ 69,684
Average LTV, year three, originated two years before current fiscal year	79.00%	72.00%
Amortized cost, originated three years before current fiscal year	$ 39,396	$ 11,937
Average LTV, year four, originated three years before current fiscal year	73.00%	75.00%
Amortized cost, originated four years before current fiscal year	$ 10,348	$ 6,343
Average LTV, year five, originated four years before current fiscal year	76.00%	60.00%
Amortized cost, originated more than five years before current fiscal year	$ 58,021	$ 42,125
Average LTV, originated more than five years before current fiscal year	47.00%	58.00%
Mortgage loans, amortized cost	$ 507,652	$ 466,487
Total - Average LTV	51.00%	53.00%
Commercial Mortgage Loans | Debt Service Coverage Ratio: Less Than 1.0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 0	$ 0
Average LTV, year one, originated in current fiscal year	0.00%	0.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 0	$ 3,289
Average LTV, year two, originated in fiscal year before current fiscal year	0.00%	61.00%
Amortized cost, originated two years before current fiscal year	$ 0	$ 26,147
Average LTV, year three, originated two years before current fiscal year	0.00%	63.00%
Amortized cost, originated three years before current fiscal year	$ 6,107	$ 14,051
Average LTV, year four, originated three years before current fiscal year	64.00%	76.00%
Amortized cost, originated four years before current fiscal year	$ 13,025	$ 13,385
Average LTV, year five, originated four years before current fiscal year	70.00%	73.00%
Amortized cost, originated more than five years before current fiscal year	$ 25,625	$ 21,074
Average LTV, originated more than five years before current fiscal year	65.00%	54.00%
Mortgage loans, amortized cost	$ 44,757	$ 77,946
Total - Average LTV	66.00%	65.00%
Agricultural Mortgage Loans
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 196,347	$ 165,764
Average LTV, year one, originated in current fiscal year	51.00%	54.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 160,641	$ 196,521
Average LTV, year two, originated in fiscal year before current fiscal year	48.00%	49.00%
Amortized cost, originated two years before current fiscal year	$ 169,346	$ 19,714
Average LTV, year three, originated two years before current fiscal year	37.00%	45.00%
Amortized cost, originated three years before current fiscal year	$ 5,629	$ 25,000
Average LTV, year four, originated three years before current fiscal year	41.00%	11.00%
Amortized cost, originated four years before current fiscal year	$ 34,000	$ 0
Average LTV, year five, originated four years before current fiscal year	31.00%	0.00%
Amortized cost, originated more than five years before current fiscal year	$ 0	$ 0
Average LTV, originated more than five years before current fiscal year	0.00%	0.00%
Mortgage loans, amortized cost	$ 565,963	$ 406,999
Total - Average LTV	45.00%	48.00%
Agricultural Mortgage Loans | Debt Service Coverage Ratio: Greater Than or Equal to 1.5
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 85,367	$ 62,548
Average LTV, year one, originated in current fiscal year	47.00%	54.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 84,186	$ 80,919
Average LTV, year two, originated in fiscal year before current fiscal year	46.00%	56.00%
Amortized cost, originated two years before current fiscal year	$ 97,143	$ 11,645
Average LTV, year three, originated two years before current fiscal year	41.00%	49.00%
Amortized cost, originated three years before current fiscal year	$ 0	$ 25,000
Average LTV, year four, originated three years before current fiscal year	0.00%	11.00%
Amortized cost, originated four years before current fiscal year	$ 0	$ 0
Average LTV, year five, originated four years before current fiscal year	0.00%	0.00%
Amortized cost, originated more than five years before current fiscal year	$ 0	$ 0
Average LTV, originated more than five years before current fiscal year	0.00%	0.00%
Mortgage loans, amortized cost	$ 266,696	$ 180,112
Total - Average LTV	45.00%	49.00%
Agricultural Mortgage Loans | Debt Service Coverage Ratio: Greater Than or Equal to 1.2 and Less Than 1.5
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 107,856	$ 95,738
Average LTV, year one, originated in current fiscal year	54.00%	55.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 67,630	$ 102,958
Average LTV, year two, originated in fiscal year before current fiscal year	52.00%	43.00%
Amortized cost, originated two years before current fiscal year	$ 61,103	$ 3,335
Average LTV, year three, originated two years before current fiscal year	32.00%	22.00%
Amortized cost, originated three years before current fiscal year	$ 0	$ 0
Average LTV, year four, originated three years before current fiscal year	0.00%	0.00%
Amortized cost, originated four years before current fiscal year	$ 0	$ 0
Average LTV, year five, originated four years before current fiscal year	0.00%	0.00%
Amortized cost, originated more than five years before current fiscal year	$ 0	$ 0
Average LTV, originated more than five years before current fiscal year	0.00%	0.00%
Mortgage loans, amortized cost	$ 236,589	$ 202,031
Total - Average LTV	48.00%	48.00%
Agricultural Mortgage Loans | Debt Service Coverage Ratio: Greater Than or Equal to 1.0 and Less Than 1.2
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 3,124	$ 7,478
Average LTV, year one, originated in current fiscal year	56.00%	44.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 8,825	$ 4,092
Average LTV, year two, originated in fiscal year before current fiscal year	38.00%	36.00%
Amortized cost, originated two years before current fiscal year	$ 3,125	$ 4,734
Average LTV, year three, originated two years before current fiscal year	25.00%	50.00%
Amortized cost, originated three years before current fiscal year	$ 0	$ 0
Average LTV, year four, originated three years before current fiscal year	0.00%	0.00%
Amortized cost, originated four years before current fiscal year	$ 0	$ 0
Average LTV, year five, originated four years before current fiscal year	0.00%	0.00%
Amortized cost, originated more than five years before current fiscal year	$ 0	$ 0
Average LTV, originated more than five years before current fiscal year	0.00%	0.00%
Mortgage loans, amortized cost	$ 15,074	$ 16,304
Total - Average LTV	39.00%	44.00%
Agricultural Mortgage Loans | Debt Service Coverage Ratio: Less Than 1.0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Amortized cost, originated in current fiscal year	$ 0	$ 0
Average LTV, year one, originated in current fiscal year	0.00%	0.00%
Amortized cost, originated in fiscal year before current fiscal year	$ 0	$ 8,552
Average LTV, year two, originated in fiscal year before current fiscal year	0.00%	59.00%
Amortized cost, originated two years before current fiscal year	$ 7,975	$ 0
Average LTV, year three, originated two years before current fiscal year	35.00%	0.00%
Amortized cost, originated three years before current fiscal year	$ 5,629	$ 0
Average LTV, year four, originated three years before current fiscal year	41.00%	0.00%
Amortized cost, originated four years before current fiscal year	$ 34,000	$ 0
Average LTV, year five, originated four years before current fiscal year	31.00%	0.00%
Amortized cost, originated more than five years before current fiscal year	$ 0	$ 0
Average LTV, originated more than five years before current fiscal year	0.00%	0.00%
Mortgage loans, amortized cost	$ 47,604	$ 8,552
Total - Average LTV	33.00%	59.00%